Summary of Significant Accounting Policies (Details) - Schedule of intangible assets	12 Months Ended
Jun. 30, 2021
Trademark [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets [Line Items]
Trademark	10 years